Income Taxes (Tables)	12 Months Ended
Dec. 26, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The following table presents domestic and foreign components of loss from continuing operations before income taxes for the periods presented (in thousands):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013
United States	$(13,318)	$(32,730)	$(22,182)
Foreign	(3,340)	(5,581)	(5,760)
Loss from continuing operations before income taxes	$(16,658)	$(38,311)	$(27,942)

Components of Income Tax Expense (Benefit)
The following table presents the components of the provision for (benefit from) income taxes for the periods presented (in thousands):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013

Current:
Federal	$—	$—	$—
State	94	108	70
Foreign	33	33	—
Total current provision for income taxes	127	141	70
Deferred:
Federal	883	(757)	626
State	211	(136)	49
Foreign	—	—	(391)
Total deferred tax provision (benefit)	1,094	(893)	284
Total provision for (benefit from) income taxes	$1,221	$(752)	$354

Reconciliation of the Statutory Federal Rate and Effective Tax Rate
The following table presents a reconciliation of the statutory federal rate, and our effective tax rate on losses from continuing operations, for the periods presented:

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013

U.S. federal taxes at statutory rate	34%	34%	34%
State income taxes, net of federal benefit	(1)	—	2
Permanent differences	(3)	(3)	(3)
Foreign rate differential	(1)	(1)	(1)
Change in valuation allowance - U.S.	(31)	(24)	(28)
Change in valuation allowance - foreign	(5)	(4)	(5)
Total	(7)%	2%	(1)%

Significant Components of Deferred Tax Assets and Liabilities
The following table presents the significant components of our deferred tax assets and liabilities, including those related to discontinued operations for the periods presented (in thousands):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014
Deferred tax assets
Net operating loss carryforwards	$45,881	$40,790
Accrued expenses	3,045	1,696
Stock-based compensation	1,922	1,618
U.S. definite lived intangibles	5,058	3,538
Other temporary differences	1,217	33
Total deferred tax assets	57,123	47,675
Valuation allowance	(56,304)	(46,619)
Net deferred tax assets	819	1,056
Deferred tax liabilities
Foreign intangibles	(111)	(224)
U.S. goodwill	(3,166)	(2,072)
Fixed assets	(708)	(832)
Total deferred tax liabilities	(3,985)	(3,128)
Net deferred tax liabilities	$(3,166)	$(2,072)